Trade receivables - Schedule of ECL Allowance for Trade Receivables (Details) - Accumulated impairment [member] - Trade receivables [member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade receivables
Opening loss allowance	¥ 60,513
Closing loss allowance	63,865	¥ 60,513
Aggregate continuing and discontinued operations [member]
Trade receivables
Opening loss allowance	60,513	22,252
Arising from business combination	0	105
Provision for loss allowance, net	10,341	38,156
Disposal of subsidiaries	(1,717)	0
Closing loss allowance	69,137	60,513
Disposal groups classified as held for sale [member]
Trade receivables
Opening loss allowance	0
Closing loss allowance	¥ 5,272	¥ 0